Consolidated Quarterly Holdings Report
for
Fidelity® Contrafund® K6
September 30, 2025
CONK6-NPRT3-1125
1.9883976.108
Common Stocks - 97.8%
	Shares	Value ($)
AUSTRALIA - 0.1%
Industrials - 0.0%
Aerospace & Defense - 0.0%
DroneShield Ltd (b)(c)	2,130,433	6,569,237
Commercial Services & Supplies - 0.0%
Brambles Ltd	177,574	2,914,018
Clean TeQ Water Ltd (b)	359,423	80,862
		2,994,880
TOTAL INDUSTRIALS		9,564,117

Information Technology - 0.1%
Software - 0.1%
Canva Australia Holdings Pty Ltd Class A (b)(d)(e)	21,800	35,885,852
Materials - 0.0%
Metals & Mining - 0.0%
Evolution Mining Ltd	505,792	3,624,612
TOTAL AUSTRALIA		49,074,581
BELGIUM - 0.1%
Consumer Staples - 0.0%
Beverages - 0.0%
Anheuser-Busch InBev SA/NV ADR (f)	348,314	20,762,998
Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	89,554	24,708,105
TOTAL BELGIUM		45,471,103
BRAZIL - 0.6%
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
MercadoLibre Inc (b)	50,738	118,571,662
Financials - 0.2%
Banks - 0.2%
Itau Unibanco Holding SA ADR	1,971,861	14,473,460
NU Holdings Ltd/Cayman Islands Class A (b)	4,202,036	67,274,596
		81,748,056
Capital Markets - 0.0%
Banco BTG Pactual SA unit	396,054	3,591,257
TOTAL FINANCIALS		85,339,313

Materials - 0.1%
Metals & Mining - 0.1%
Wheaton Precious Metals Corp	212,674	23,799,560
TOTAL BRAZIL		227,710,535
BURKINA FASO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
IAMGOLD Corp (b)	400,293	5,171,566
CANADA - 2.8%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Dollarama Inc	200,016	26,378,484
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
ARC Resources Ltd	121,967	2,224,274
Cameco Corp (United States)	152,193	12,762,905
Canadian Natural Resources Ltd	874,454	27,960,913
Imperial Oil Ltd	478,753	43,410,104
PrairieSky Royalty Ltd	64,196	1,191,019
		87,549,215
Financials - 0.8%
Banks - 0.3%
Royal Bank of Canada	610,270	89,946,528
Toronto Dominion Bank	229,662	18,363,718
		108,310,246
Capital Markets - 0.1%
Brookfield Asset Management Ltd Class A (United States)	562,866	32,049,590
Insurance - 0.4%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	55,427	96,970,367
Intact Financial Corp	299,512	58,273,237
		155,243,604
TOTAL FINANCIALS		295,603,440

Industrials - 0.0%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States)	95,153	10,310,779
Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.1%
Celestica Inc (b)	173,450	42,682,634
IT Services - 0.6%
Shopify Inc Class A (b)	1,438,742	213,748,865
TOTAL INFORMATION TECHNOLOGY		256,431,499

Materials - 1.0%
Metals & Mining - 1.0%
Agnico Eagle Mines Ltd/CA	393,983	66,357,416
Alamos Gold Inc Class A	517,048	18,022,561
B2Gold Corp	7,031,134	34,759,073
Franco-Nevada Corp	576,992	128,429,125
G Mining Ventures Corp (b)	405,791	8,062,169
High Power Exploration Inc (b)(d)(e)	2,010,004	2,452,205
Kinross Gold Corp	259,346	6,436,596
Lundin Gold Inc	651,716	42,225,502
Novagold Resources Inc (b)	869,798	7,687,372
Orla Mining Ltd (b)	1,042,247	11,241,020
		325,673,039
TOTAL CANADA		1,001,946,456
CHINA - 0.7%
Communication Services - 0.4%
Interactive Media & Services - 0.4%
Baidu Inc Class A ADR (b)	28,593	3,767,700
Tencent Holdings Ltd	1,610,402	137,221,714
		140,989,414
Consumer Discretionary - 0.1%
Automobiles - 0.1%
BYD Co Ltd H Shares	2,862,654	40,462,693
Hotels, Restaurants & Leisure - 0.0%
Trip.com Group Ltd ADR	128,818	9,687,114
TOTAL CONSUMER DISCRETIONARY		50,149,807

Health Care - 0.2%
Biotechnology - 0.2%
BeOne Medicines Ltd ADR (b)	156,062	53,170,323
Zai Lab Ltd ADR (b)	290,722	9,852,569
		63,022,892
Industrials - 0.0%
Electrical Equipment - 0.0%
Contemporary Amperex Technology Co Ltd A Shares (China)	77,061	4,351,190
TOTAL CHINA		258,513,303
CONGO DEMOCRATIC REPUBLIC OF - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Ivanhoe Mines Ltd Class A (b)	8,687,385	92,136,094
DENMARK - 0.0%
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Chemometec A/S	78,469	7,701,207
FINLAND - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Amer Sports Inc (b)	868,108	30,166,753
FRANCE - 0.1%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Kering SA	11,700	3,920,639
Consumer Staples - 0.0%
Food Products - 0.0%
Danone SA	68,392	5,959,218
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
EssilorLuxottica SA	99,880	32,364,896
Industrials - 0.0%
Aerospace & Defense - 0.0%
Dassault Aviation SA	21,229	7,093,344
TOTAL FRANCE		49,338,097
GERMANY - 0.1%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)	151,752	6,866,778
Financials - 0.0%
Insurance - 0.0%
Allianz SE	5,918	2,489,860
Health Care - 0.1%
Biotechnology - 0.1%
BioNTech SE ADR (b)	166,234	16,393,997
Industrials - 0.0%
Electrical Equipment - 0.0%
Siemens Energy AG (b)	104,165	12,247,630
TOTAL GERMANY		37,998,265
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Bullish	101,941	6,484,467
INDIA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Bharti Airtel Ltd	269,568	5,699,518
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Eternal Ltd (b)	846,247	3,100,486
TOTAL INDIA		8,800,004
IRELAND - 0.0%
Financials - 0.0%
Banks - 0.0%
Bank of Ireland Group PLC	298,140	4,905,688
ISRAEL - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (b)	1,407,947	28,440,530
Industrials - 0.0%
Aerospace & Defense - 0.0%
Elbit Systems Ltd (United States)	1,358	692,308
TOTAL ISRAEL		29,132,838
ITALY - 0.0%
Industrials - 0.0%
Passenger Airlines - 0.0%
Ryanair Holdings PLC ADR	297,527	17,917,076
JAPAN - 0.4%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
SoftBank Group Corp	101,709	12,833,698
Consumer Discretionary - 0.1%
Broadline Retail - 0.0%
Pan Pacific International Holdings Corp	484,115	3,191,751
Specialty Retail - 0.0%
Fast Retailing Co Ltd	49,619	15,069,877
Textiles, Apparel & Luxury Goods - 0.1%
Asics Corp	799,676	20,937,523
TOTAL CONSUMER DISCRETIONARY		39,199,151

Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Hoya Corp	187,300	25,898,038
Industrials - 0.2%
Industrial Conglomerates - 0.0%
Hitachi Ltd	575,490	15,246,496
Machinery - 0.2%
Mitsubishi Heavy Industries Ltd	1,204,919	31,531,656
Trading Companies & Distributors - 0.0%
ITOCHU Corp	51,538	2,932,429
TOTAL INDUSTRIALS		49,710,581

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Advantest Corp	152,138	15,052,954
TOTAL JAPAN		142,694,422
KOREA (SOUTH) - 0.5%
Consumer Discretionary - 0.4%
Automobiles - 0.1%
Hyundai Motor Co	203,203	31,107,741
Broadline Retail - 0.3%
Coupang Inc Class A (b)	3,390,969	109,189,202
TOTAL CONSUMER DISCRETIONARY		140,296,943

Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
SK Hynix Inc	170,366	42,153,888
TOTAL KOREA (SOUTH)		182,450,831
NETHERLANDS - 0.3%
Communication Services - 0.2%
Entertainment - 0.2%
Universal Music Group NV	1,854,594	53,593,059
Health Care - 0.1%
Biotechnology - 0.1%
Argenx SE ADR (b)	56,898	41,965,689
Newamsterdam Pharma Co NV (b)	145,216	4,129,943
uniQure NV (b)	88,200	5,148,234
		51,243,866
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASM International NV	23,921	14,345,537
BE Semiconductor Industries NV	24,508	3,649,933
		17,995,470
TOTAL NETHERLANDS		122,832,395
PORTUGAL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	121,131	2,289,642
SINGAPORE - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Sea Ltd Class A ADR (b)	229,731	41,059,822
SPAIN - 0.1%
Financials - 0.1%
Banks - 0.1%
Banco Santander SA	3,399,931	35,679,959
SWITZERLAND - 0.2%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
On Holding AG Class A (b)	661,835	28,028,712
Financials - 0.1%
Capital Markets - 0.1%
UBS Group AG	900,270	36,766,256
TOTAL SWITZERLAND		64,794,968
TAIWAN - 0.8%
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
Taiwan Semiconductor Manufacturing Co Ltd ADR	1,069,992	298,838,066
THAILAND - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (b)	26,955	9,828,332
UNITED KINGDOM - 0.5%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Flutter Entertainment PLC (b)	110,912	28,171,648
Flutter Entertainment PLC (United Kingdom) (b)	11,441	2,975,846
		31,147,494
Leisure Products - 0.0%
Games Workshop Group PLC	3,384	661,281
TOTAL CONSUMER DISCRETIONARY		31,808,775

Consumer Staples - 0.1%
Tobacco - 0.1%
British American Tobacco PLC	435,473	23,161,637
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	153,340	6,049,263
Financials - 0.1%
Banks - 0.1%
NatWest Group PLC	1,169,592	8,261,242
Starling Bank Ltd (d)	4,139,223	13,416,087
		21,677,329
Financial Services - 0.0%
Klarna Group PLC (f)	63,376	2,322,730
Insurance - 0.0%
Admiral Group PLC	66,361	2,991,623
TOTAL FINANCIALS		26,991,682

Industrials - 0.2%
Aerospace & Defense - 0.2%
Rolls-Royce Holdings PLC	4,331,357	69,623,366
Professional Services - 0.0%
RELX PLC	350,772	16,759,479
TOTAL INDUSTRIALS		86,382,845

Materials - 0.0%
Metals & Mining - 0.0%
Anglogold Ashanti Plc	192,388	13,530,648
TOTAL UNITED KINGDOM		187,924,850
UNITED STATES - 90.0%
Communication Services - 24.0%
Entertainment - 3.7%
Electronic Arts Inc	69,565	14,031,260
Liberty Media Corp-Liberty Formula One Class C (b)	716,549	74,843,543
Live Nation Entertainment Inc (b)	444,854	72,689,144
Netflix Inc (b)	785,358	941,581,413
ROBLOX Corp Class A (b)	588,463	81,513,895
Spotify Technology SA (b)	88,212	61,571,976
Walt Disney Co/The	895,419	102,525,476
Warner Bros Discovery Inc (b)	1,326,002	25,896,819
		1,374,653,526
Interactive Media & Services - 20.2%
Alphabet Inc Class A	4,667,070	1,134,564,717
Alphabet Inc Class C	2,993,360	729,032,828
Epic Games Inc (b)(d)(e)	14,010	10,248,735
Meta Platforms Inc Class A	7,599,581	5,580,980,295
Reddit Inc Class A (b)	311,235	71,580,938
Reddit Inc Class B (b)	97,531	22,431,154
		7,548,838,667
Media - 0.0%
Omnicom Group Inc (f)	164,990	13,451,634
Wireless Telecommunication Services - 0.1%
T-Mobile US Inc	151,104	36,171,276
TOTAL COMMUNICATION SERVICES		8,973,115,103

Consumer Discretionary - 9.1%
Automobiles - 0.1%
General Motors Co	58,803	3,585,219
Rad Power Bikes Inc (b)(d)(e)	331,574	3
Rad Power Bikes Inc warrants 10/6/2033 (b)(d)(e)	389,358	4
Tesla Inc (b)	113,948	50,674,955
		54,260,181
Broadline Retail - 5.6%
Amazon.com Inc (b)	9,404,461	2,064,937,502
eBay Inc	73,600	6,693,920
Ollie's Bargain Outlet Holdings Inc (b)	84,916	10,903,214
		2,082,534,636
Diversified Consumer Services - 0.2%
Duolingo Inc Class A (b)	197,865	63,680,872
Stubhub Holdings Inc Class A (f)	127,448	2,146,224
		65,827,096
Hotels, Restaurants & Leisure - 1.4%
Airbnb Inc Class A (b)	514,695	62,494,267
Booking Holdings Inc	27,929	150,796,212
Carnival Corp (b)	1,248,045	36,080,981
Cava Group Inc (b)(f)	219,180	13,240,664
DoorDash Inc Class A (b)	128,294	34,894,685
DraftKings Inc Class A (b)	22,795	852,532
Dutch Bros Inc Class A (b)	240,737	12,600,175
Hilton Worldwide Holdings Inc	235,072	60,987,080
Royal Caribbean Cruises Ltd	111,607	36,113,793
Starbucks Corp	856,633	72,471,152
Viking Holdings Ltd (b)	600,388	37,320,118
		517,851,659
Household Durables - 0.2%
DR Horton Inc	250,114	42,386,820
Garmin Ltd	59,354	14,614,142
Lennar Corp Class A	22,510	2,837,160
PulteGroup Inc	22,857	3,020,095
SharkNinja Inc (b)	50,979	5,258,484
Somnigroup International Inc	48,258	4,069,597
TopBuild Corp (b)	27,851	10,885,842
		83,072,140
Specialty Retail - 1.5%
Carvana Co Class A (b)	7,900	2,980,196
Dick's Sporting Goods Inc	41,332	9,184,797
Fanatics Inc Class A (b)(d)(e)	332,480	20,304,554
Home Depot Inc/The	155,920	63,177,225
Lowe's Cos Inc	569,600	143,146,176
O'Reilly Automotive Inc (b)	1,166,778	125,790,336
TJX Cos Inc/The	1,072,780	155,059,621
Urban Outfitters Inc (b)	145,084	10,363,350
Williams-Sonoma Inc	100,172	19,578,617
		549,584,872
Textiles, Apparel & Luxury Goods - 0.1%
NIKE Inc Class B	156,770	10,931,572
Ralph Lauren Corp Class A	105,918	33,211,648
Tapestry Inc	75,964	8,600,644
		52,743,864
TOTAL CONSUMER DISCRETIONARY		3,405,874,448

Consumer Staples - 2.2%
Beverages - 0.5%
Coca-Cola Co/The	3,019,719	200,267,764
Consumer Staples Distribution & Retail - 1.1%
Casey's General Stores Inc	69,604	39,348,533
Costco Wholesale Corp	299,760	277,466,849
Dollar Tree Inc (b)	489,894	46,231,297
Walmart Inc	388,126	40,000,266
		403,046,945
Food Products - 0.0%
Hershey Co/The	104,838	19,609,948
Personal Care Products - 0.1%
Estee Lauder Cos Inc/The Class A	324,116	28,561,102
Tobacco - 0.5%
Altria Group Inc	41,097	2,714,868
Philip Morris International Inc	1,063,872	172,560,038
		175,274,906
TOTAL CONSUMER STAPLES		826,760,665

Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Cheniere Energy Inc	52,011	12,221,545
Chevron Corp	56,361	8,752,300
Exxon Mobil Corp	1,244,543	140,322,223
Marathon Petroleum Corp	47,433	9,142,236
Shell PLC ADR	397,707	28,447,982
Valero Energy Corp	173,038	29,461,450
		228,347,736
Financials - 15.5%
Banks - 2.7%
Bank of America Corp	370,351	19,106,408
Citigroup Inc	1,343,269	136,341,804
East West Bancorp Inc	60,078	6,395,302
JPMorgan Chase & Co	2,099,100	662,119,113
Wells Fargo & Co	2,280,802	191,176,824
		1,015,139,451
Capital Markets - 2.2%
Aestas Management Co LLC (e)(h)	5,500	2,365,000
Bank of New York Mellon Corp/The	1,259,161	137,198,183
Blackstone Inc	181,491	31,007,737
Cboe Global Markets Inc	100,492	24,645,663
Charles Schwab Corp/The	565,746	54,011,771
Coinbase Global Inc Class A (b)	167,125	56,403,016
Evercore Inc Class A	53,827	18,156,924
Goldman Sachs Group Inc/The	179,758	143,150,283
Interactive Brokers Group Inc Class A	459,002	31,583,928
KKR & Co Inc Class A	295,755	38,433,362
Moody's Corp	93,933	44,757,196
Morgan Stanley	1,462,382	232,460,243
Nasdaq Inc	31,182	2,758,048
Raymond James Financial Inc	69,808	12,048,861
Robinhood Markets Inc Class A (b)	74,984	10,736,209
Tulco LLC (b)(d)(e)(g)	1,552	1,268,496
		840,984,920
Consumer Finance - 0.9%
American Express Co	551,382	183,147,045
Capital One Financial Corp	752,865	160,044,042
Figure Technology Solutions Inc Class A	6,376	231,895
SoFi Technologies Inc Class A (b)	130,223	3,440,492
Synchrony Financial	39,700	2,820,685
		349,684,159
Financial Services - 8.9%
Affirm Holdings Inc Class A (b)	41,531	3,035,085
Berkshire Hathaway Inc Class A (b)	3,295	2,485,089,001
Berkshire Hathaway Inc Class B (b)	116,433	58,535,526
Mastercard Inc Class A	391,546	222,715,280
Rocket Cos Inc Class A (f)	1,066,945	20,677,394
Toast Inc Class A (b)	649,250	23,704,118
Visa Inc Class A	1,483,209	506,337,888
		3,320,094,292
Insurance - 0.8%
Arthur J Gallagher & Co	163,290	50,577,445
Chubb Ltd	29,925	8,446,331
Progressive Corp/The	677,600	167,333,320
Travelers Companies Inc/The	243,844	68,086,122
		294,443,218
TOTAL FINANCIALS		5,820,346,040

Health Care - 4.8%
Biotechnology - 1.4%
AbbVie Inc	206,724	47,864,875
Alnylam Pharmaceuticals Inc (b)	273,822	124,862,832
Biogen Inc (b)	52,703	7,382,636
Caris Life Sciences Inc (b)	23,031	696,688
Gilead Sciences Inc	1,601,871	177,807,682
Insmed Inc (b)	233,101	33,568,875
Regeneron Pharmaceuticals Inc	104,489	58,751,030
Roivant Sciences Ltd (b)	258,411	3,909,758
Vertex Pharmaceuticals Inc (b)	168,864	66,133,897
XOMA Royalty Corp (b)(f)	141,253	5,443,891
		526,422,164
Health Care Equipment & Supplies - 1.2%
Abbott Laboratories	109,355	14,647,009
Align Technology Inc (b)	93,103	11,658,358
Boston Scientific Corp (b)	2,238,153	218,510,878
Edwards Lifesciences Corp (b)	35,546	2,764,412
Insulet Corp (b)	79,282	24,476,732
Intuitive Surgical Inc (b)	166,067	74,270,144
Penumbra Inc (b)	24,389	6,178,221
ResMed Inc	71,217	19,494,229
Stryker Corp	189,840	70,178,153
		442,178,136
Health Care Providers & Services - 0.5%
Cencora Inc	42,900	13,407,537
HCA Healthcare Inc	112,484	47,940,681
HealthEquity Inc (b)	181,203	17,172,608
McKesson Corp	17,400	13,442,196
Tenet Healthcare Corp (b)	396,239	80,452,367
UnitedHealth Group Inc	2,149	742,049
		173,157,438
Health Care Technology - 0.2%
Doximity Inc Class A (b)	163,776	11,980,214
HeartFlow Inc	73,193	2,463,676
Veeva Systems Inc Class A (b)	141,398	42,123,879
		56,567,769
Life Sciences Tools & Services - 0.3%
Danaher Corp	168,326	33,372,313
Thermo Fisher Scientific Inc	154,941	75,149,484
Veterinary Emergency Group (b)(d)(e)(g)	248,592	20,839,467
		129,361,264
Pharmaceuticals - 1.2%
Corcept Therapeutics Inc (b)	124,512	10,348,192
Eli Lilly & Co	569,034	434,172,942
Merck & Co Inc	68,234	5,726,880
Zevra Therapeutics Inc (b)(f)	207,785	1,976,035
		452,224,049
TOTAL HEALTH CARE		1,779,910,820

Industrials - 6.5%
Aerospace & Defense - 2.8%
AeroVironment Inc (b)	1,960	617,184
Anduril Industries Inc Class B (d)(e)	3,798	155,262
Anduril Industries Inc Class C (d)(e)	2	82
ATI Inc (b)	58,263	4,739,112
Axon Enterprise Inc (b)	144,479	103,683,910
Boeing Co (b)	208,722	45,048,469
Firefly Aerospace Inc (b)	23,520	689,606
GE Aerospace	1,681,725	505,896,516
HEICO Corp Class A	11,160	2,835,644
Howmet Aerospace Inc	436,509	85,656,161
Karman Holdings Inc	318,968	23,029,490
Leonardo DRS Inc	175,409	7,963,569
Loar Holdings Inc (b)(f)	58,714	4,697,120
Northrop Grumman Corp	31,190	19,004,691
Relativity Space Inc (b)(d)	8,280	8,777
Relativity Space Inc warrants 11/1/2030 (b)(d)(e)	341	348
Rocket Lab Corp (f)	193,386	9,265,123
RTX Corp	18,261	3,055,613
Space Exploration Technologies Corp (b)(d)(e)	505,821	107,234,052
Space Exploration Technologies Corp Class C (b)(d)(e)	164,420	34,857,040
TransDigm Group Inc	54,246	71,497,313
Woodward Inc	40,226	10,165,512
		1,040,100,594
Air Freight & Logistics - 0.0%
Zipline International Inc (b)(d)(e)	87,466	3,616,719
Building Products - 0.3%
Simpson Manufacturing Co Inc	39,581	6,628,234
Trane Technologies PLC	252,782	106,663,893
		113,292,127
Commercial Services & Supplies - 0.5%
Cintas Corp	186,542	38,289,611
GFL Environmental Inc Subordinate Voting Shares	1,400,784	66,390,539
Republic Services Inc	310,541	71,262,949
Waste Connections Inc (United States)	116,042	20,400,183
		196,343,282
Construction & Engineering - 0.0%
API Group Corp (b)	159,410	5,478,922
Comfort Systems USA Inc	3,980	3,284,216
Legence Corp Class A	236,391	7,283,207
		16,046,345
Electrical Equipment - 1.2%
Eaton Corp PLC	205,059	76,743,331
GE Vernova Inc	580,837	357,156,671
		433,900,002
Ground Transportation - 0.2%
Uber Technologies Inc (b)	574,920	56,324,912
Industrial Conglomerates - 0.3%
3M Co	617,846	95,877,342
Machinery - 0.8%
Caterpillar Inc	88,115	42,044,072
Deere & Co	301,055	137,660,410
Ingersoll Rand Inc	184,398	15,234,963
PACCAR Inc	604	59,385
Parker-Hannifin Corp	81,669	61,917,352
RBC Bearings Inc (b)	40,596	15,844,213
Westinghouse Air Brake Technologies Corp	170,170	34,113,980
		306,874,375
Passenger Airlines - 0.0%
Alaska Air Group Inc (b)	49,714	2,474,762
Delta Air Lines 1991 Series K Pass Through Trust	49,450	2,806,288
		5,281,050
Professional Services - 0.2%
Equifax Inc	188,103	48,254,063
Paycom Software Inc	71,003	14,778,564
UL Solutions Inc Class A (f)	160,515	11,374,093
		74,406,720
Trading Companies & Distributors - 0.2%
Fastenal Co	385,310	18,895,602
Ferguson Enterprises Inc	113,043	25,387,197
QXO Inc (b)(f)	371,456	7,079,951
United Rentals Inc	9,256	8,836,333
WW Grainger Inc	29,887	28,481,116
		88,680,199
TOTAL INDUSTRIALS		2,430,743,667

Information Technology - 25.3%
Communications Equipment - 0.4%
Arista Networks Inc	1,010,250	147,203,528
Motorola Solutions Inc	41,056	18,774,498
		165,978,026
Electronic Equipment, Instruments & Components - 2.6%
Amphenol Corp Class A	7,663,154	948,315,308
Coherent Corp (b)	142,552	15,355,701
Flex Ltd (b)	164,000	9,507,080
Jabil Inc	77,275	16,781,812
TD SYNNEX Corp	11,400	1,866,750
		991,826,651
IT Services - 0.5%
Cloudflare Inc Class A (b)	331,418	71,118,990
CoreWeave Inc Class A (b)	170,420	23,321,977
CoreWeave Inc Class A (i)	67,080	9,179,898
IBM Corporation	8,443	2,382,277
Kyndryl Holdings Inc (b)	241,711	7,258,581
MongoDB Inc Class A (b)	9,374	2,909,502
Snowflake Inc (b)	210,388	47,453,013
X.Ai Holdings Corp Class A (d)(e)	284,122	10,387,500
		174,011,738
Semiconductors & Semiconductor Equipment - 13.4%
Advanced Micro Devices Inc (b)	65,185	10,546,281
Analog Devices Inc	46,518	11,429,473
Applied Materials Inc	49,310	10,095,729
ARM Holdings PLC ADR (b)(f)	140,454	19,872,836
Astera Labs Inc (b)	191,973	37,588,313
Broadcom Inc	1,857,172	612,699,615
Credo Technology Group Holding Ltd (b)	18,505	2,694,513
Intel Corp (b)	117,069	3,927,665
KLA Corp	77,186	83,252,820
Lam Research Corp	190,997	25,574,498
Micron Technology Inc	42,823	7,165,144
Monolithic Power Systems Inc	19,659	18,098,862
NVIDIA Corp	22,114,544	4,126,131,620
		4,969,077,369
Software - 6.4%
Applied Intuition Inc Class A (b)(d)(e)	38,256	5,200,138
AppLovin Corp Class A (b)	51,641	37,106,124
BitMine Immersion Technologies Inc (b)(f)	112,477	5,840,931
Cadence Design Systems Inc (b)	201,028	70,613,095
Circle Internet Group Inc (j)	275,690	36,550,980
Crowdstrike Holdings Inc Class A (b)	18,898	9,267,201
CyberArk Software Ltd (b)	121,390	58,649,579
Datadog Inc Class A (b)	110,401	15,721,102
Fair Isaac Corp (b)	2,000	2,993,060
Figma Inc (j)	264,700	13,729,989
Figma Inc Class A (f)	217,959	11,305,533
Fortinet Inc (b)	333,325	28,025,966
Guidewire Software Inc (b)(f)	47,249	10,860,655
Gusto Inc (b)(d)(e)	50,300	1,276,110
Intuit Inc	4,946	3,377,673
Microsoft Corp	3,596,930	1,863,029,894
Monday.com Ltd (b)	19,687	3,813,175
Netskope Inc (b)	107,948	2,453,658
OpenAI Global LLC rights (b)(d)(e)	17,923,644	37,101,943
OpenAI Global LLC rights (b)(d)(e)	11,368,444	15,574,768
Oracle Corp	52,678	14,815,161
Palantir Technologies Inc Class A (b)	40,571	7,400,962
Palo Alto Networks Inc (b)	206,314	42,009,657
Rubrik Inc Class A (b)	112,121	9,221,952
Samsara Inc Class A (b)	422,091	15,722,890
Servicenow Inc (b)	19,702	18,131,357
ServiceTitan Inc Class A (b)	64,246	6,477,924
Stripe Inc Class B (b)(d)(e)	75,100	2,666,050
Tanium Inc Class B (b)(d)(e)	449,538	4,315,565
Unity Software Inc (b)	193,615	7,752,345
Via Transportation Inc (b)(f)	51,961	2,498,285
Zoom Communications Inc Class A (b)	106,540	8,789,550
Zscaler Inc (b)	120,741	36,181,248
		2,408,474,520
Technology Hardware, Storage & Peripherals - 2.0%
Apple Inc	2,931,939	746,559,628
Dell Technologies Inc Class C	144,840	20,533,966
		767,093,594
TOTAL INFORMATION TECHNOLOGY		9,476,461,898

Materials - 0.6%
Chemicals - 0.5%
Corteva Inc	671,889	45,439,853
Ecolab Inc	58,629	16,056,138
Linde PLC	127,249	60,443,276
Mosaic Co/The	258,762	8,973,866
Sherwin-Williams Co/The	145,112	50,246,481
		181,159,614
Construction Materials - 0.0%
CRH PLC	26,441	3,170,276
Martin Marietta Materials Inc	5,562	3,505,617
		6,675,893
Metals & Mining - 0.1%
Carpenter Technology Corp	99,953	24,542,460
Ivanhoe Electric Inc / US (b)	1,017,922	12,774,921
Ivanhoe Electric Inc / US warrants (b)	385,300	2,187,258
Royal Gold Inc	12,779	2,563,211
		42,067,850
TOTAL MATERIALS		229,903,357

Real Estate - 0.3%
Health Care REITs - 0.1%
Welltower Inc	187,822	33,458,610
Real Estate Management & Development - 0.2%
CBRE Group Inc Class A (b)	291,843	45,982,783
Zillow Group Inc Class A (b)	197,785	14,723,116
Zillow Group Inc Class C (b)	165,908	12,783,211
		73,489,110
TOTAL REAL ESTATE		106,947,720

Utilities - 1.1%
Electric Utilities - 0.8%
American Electric Power Co Inc	192,930	21,704,625
Constellation Energy Corp	616,738	202,949,974
Entergy Corp	126,574	11,795,431
NRG Energy Inc	382,346	61,920,935
Xcel Energy Inc	14,600	1,177,489
		299,548,454
Independent Power and Renewable Electricity Producers - 0.3%
Talen Energy Corp (b)	8,642	3,676,134
Vistra Corp	486,689	95,352,109
		99,028,243
Multi-Utilities - 0.0%
Sempra	33,200	2,987,336
TOTAL UTILITIES		401,564,033

TOTAL UNITED STATES		33,679,975,487
TOTAL COMMON STOCKS (Cost $16,049,450,360)		36,640,836,807

Convertible Preferred Stocks - 1.4%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Australia Holdings Pty Ltd Series A (b)(d)(e)	3,132	5,155,710
Canva Australia Holdings Pty Ltd Series A2 (b)(d)(e)	568	935,008

TOTAL AUSTRALIA		6,090,718
CANADA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
High Power Exploration Inc Series A (b)(d)(e)	1,289,012	2,603,804
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Douyin Co Ltd Series E1 (b)(d)(e)	80,736	20,878,330
FINLAND - 0.0%
Health Care - 0.0%
Health Care Technology - 0.0%
Oura Health Oy Series E (d)(e)	246,902	13,226,540
ISRAEL - 0.0%
Industrials - 0.0%
Electrical Equipment - 0.0%
Element Labs Inc Series B (d)(e)	146,300	1,284,514
UNITED STATES - 1.3%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc Series A (b)(d)(e)	43,228	0
Rad Power Bikes Inc Series C (b)(d)(e)	170,098	1
Rad Power Bikes Inc Series D (b)(d)(e)	404,900	4
		5
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(d)(e)	2,700	688,392
TOTAL CONSUMER DISCRETIONARY		688,397

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(d)(e)	8,352	334,748
GoBrands Inc Series H (b)(d)(e)	11,788	605,550
		940,298
Financials - 0.0%
Financial Services - 0.0%
Acrisure Holdings Inc Series B1 (b)(d)(e)	57,282	1,670,916
Tenstorrent Holdings Inc Series C1 (b)(d)(e)	63,948	4,829,353
		6,500,269
Health Care - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(d)(e)	486,500	1,016,785
Health Care Providers & Services - 0.0%
Lyra Health Inc Series E (b)(d)(e)	190,800	1,938,528
Lyra Health Inc Series F (b)(d)(e)	11,519	117,033
Somatus Inc Series E (b)(d)(e)	2,766	3,652,669
		5,708,230
TOTAL HEALTH CARE		6,725,015

Industrials - 1.0%
Aerospace & Defense - 0.9%
Anduril Industries Inc Series G (d)(e)	35,200	1,438,976
Space Exploration Technologies Corp Series G (b)(d)(e)	11,832	25,083,840
Space Exploration Technologies Corp Series J (b)(d)(e)	79,868	169,320,161
Space Exploration Technologies Corp Series N (b)(d)(e)	49,490	104,918,800
		300,761,777
Air Freight & Logistics - 0.1%
Zipline International Inc Series E (b)(d)(e)	178,019	7,361,086
Zipline International Inc Series F (b)(d)(e)	286,824	11,860,172
Zipline International Inc Series G (b)(d)(e)	190,338	7,870,476
		27,091,734
Construction & Engineering - 0.0%
Beta Technologies Inc 6% Series C (d)(e)	20,000	2,307,400
Beta Technologies Inc 6% Series C-1 (d)(e)	3,412	390,810
Beta Technologies Inc Series B, 6% (b)(d)(e)	47,990	6,762,271
Beta Technologies Inc Series C, 6% (d)(e)	50,200	6,075,706
		15,536,187
TOTAL INDUSTRIALS		343,389,698

Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.0%
Cerebras Systems Inc Series G (d)(e)	690,700	25,025,718
IT Services - 0.1%
X.Ai Holdings Corp Series C (d)(e)	820,996	30,015,614
Software - 0.2%
Anthropic PBC Series E (d)(e)	46,100	6,498,717
Anthropic PBC Series F (d)(e)	130,800	18,438,876
Applied Intuition Inc Series A2 (b)(d)(e)	45,533	6,189,301
Applied Intuition Inc Series B2 (b)(d)(e)	21,955	2,984,343
Asapp Inc Series C (b)(d)(e)	204,122	318,430
Carbon Inc Series D (b)(d)(e)	9,678	16,259
Carbon Inc Series E (b)(d)(e)	7,351	14,849
Gusto Inc Series D (b)(d)(e)	184,203	4,673,230
Gusto Inc Series E (b)(d)(e)	28,063	711,958
MOLOCO Inc Series A (b)(d)(e)	95,881	7,146,970
Nuro Inc/DE Series C (b)(d)(e)	405,967	5,216,676
Nuro Inc/DE Series D (b)(d)(e)	114,603	1,678,934
Nuro Inc/DE Series E (d)(e)	229,500	2,937,600
Stripe Inc Series H (b)(d)(e)	29,000	1,029,500
Stripe Inc Series I (b)(d)(e)	321,951	11,429,261
		69,284,904
TOTAL INFORMATION TECHNOLOGY		124,326,236

TOTAL UNITED STATES		482,569,913
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $283,125,005)		526,653,819

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2025 (d)(e) (Cost $389,358)	389,358	194,925

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k)	4.21	365,365,774	365,438,847
Fidelity Securities Lending Cash Central Fund (k)(l)	4.19	88,473,774	88,482,622
TOTAL MONEY MARKET FUNDS (Cost $453,920,476)			453,921,469

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $16,786,885,199)	37,621,607,020
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(160,211,584)
NET ASSETS - 100.0%	37,461,395,436

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $6,569,237 or 0.0% of net assets.

(d)	Level 3 security.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $842,598,637 or 2.2% of net assets.

(f)	Security or a portion of the security is on loan at period end.
(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,179,898 or 0.0% of net assets.

(j)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $50,280,969 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $11,976,788.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Acrisure Holdings Inc Series B1	3/22/2021	1,043,677

Aestas Management Co LLC	9/3/2025	2,365,000

Anduril Industries Inc Class B	6/16/2025	155,273

Anduril Industries Inc Class C	6/16/2025	82

Anduril Industries Inc Series G	4/17/2025	1,439,075

Anthropic PBC Series E	2/14/2025	2,585,588

Anthropic PBC Series F	8/18/2025	18,438,562

Applied Intuition Inc Class A	7/2/2024 - 6/16/2025	2,535,018

Applied Intuition Inc Series A2	7/2/2024	2,718,088

Applied Intuition Inc Series B2	7/2/2024	1,310,601

Asapp Inc Series C	4/30/2021	1,346,613

Beta Technologies Inc 6% Series C	8/14/2025	2,289,400

Beta Technologies Inc 6% Series C-1	9/26/2025	390,572

Beta Technologies Inc Series B, 6%	4/4/2022	4,951,128

Beta Technologies Inc Series C, 6%	10/24/2024	5,746,394

Canva Australia Holdings Pty Ltd Class A	3/18/2024	23,253,212

Canva Australia Holdings Pty Ltd Series A	9/22/2023	3,340,783

Canva Australia Holdings Pty Ltd Series A2	9/22/2023	605,863

Carbon Inc Series D	12/15/2017	225,990

Carbon Inc Series E	3/22/2019	205,787

Cerebras Systems Inc Series G	9/19/2025	25,025,719

Discord Inc Series I	9/15/2021	1,486,686

Douyin Co Ltd Series E1	11/18/2020	8,846,581

Element Labs Inc Series B	6/27/2025	1,284,353

ElevateBio LLC Series C	3/9/2021	2,040,868

Epic Games Inc	7/13/2020 - 7/30/2020	8,055,750

Fanatics Inc Class A	8/13/2020 - 12/15/2021	12,844,485

GoBrands Inc Series G	3/2/2021	2,085,639

GoBrands Inc Series H	7/22/2021	4,579,527

Gusto Inc	10/1/2021	1,448,054

Gusto Inc Series D	7/16/2019	2,452,184

Gusto Inc Series E	7/13/2021	852,984

High Power Exploration Inc	6/3/2024	2,653,205

High Power Exploration Inc Series A	11/15/2019 - 3/4/2021	6,793,093

Lyra Health Inc Series E	1/14/2021	1,747,079

Lyra Health Inc Series F	6/4/2021	180,899

MOLOCO Inc Series A	6/26/2023	5,752,860

Nuro Inc/DE Series C	10/30/2020	5,299,737

Nuro Inc/DE Series D	10/29/2021	2,388,982

Nuro Inc/DE Series E	4/1/2025	2,936,106

OpenAI Global LLC rights	9/30/2024	17,923,644

OpenAI Global LLC rights	4/11/2025 - 8/4/2025	11,368,444

Oura Health Oy Series E	9/24/2025	13,226,540

Rad Power Bikes Inc	1/21/2021	1,599,459

Rad Power Bikes Inc 8% 12/31/2025	10/6/2023	389,358

Rad Power Bikes Inc Series A	1/21/2021	208,524

Rad Power Bikes Inc Series C	1/21/2021	820,526

Rad Power Bikes Inc Series D	9/17/2021	3,880,481

Rad Power Bikes Inc warrants 10/6/2033	10/6/2023	0

Relativity Space Inc warrants 11/1/2030	11/14/2023 - 3/24/2025	0

Somatus Inc Series E	1/31/2022	2,413,708

Space Exploration Technologies Corp	2/16/2021 - 12/9/2024	45,149,210

Space Exploration Technologies Corp Class C	4/2/2024 - 12/9/2024	17,567,449

Space Exploration Technologies Corp Series G	9/7/2023	9,583,920

Space Exploration Technologies Corp Series J	9/7/2023	64,693,080

Space Exploration Technologies Corp Series N	8/4/2020	13,362,300

Stripe Inc Class B	5/18/2021	3,013,641

Stripe Inc Series H	3/15/2021	1,163,625

Stripe Inc Series I	3/20/2023 - 5/12/2023	6,482,207

Tanium Inc Class B	9/18/2020	5,122,575

Tenstorrent Holdings Inc Series C1	4/23/2021	3,801,992

Tulco LLC	8/24/2017 - 9/7/2018	651,224

Veterinary Emergency Group	9/16/2021 - 10/2/2024	11,147,486

X.Ai Holdings Corp Class A	10/25/2022	10,234,000

X.Ai Holdings Corp Series C	11/22/2024	17,774,563

Zipline International Inc	10/12/2021	3,148,775

Zipline International Inc Series E	12/21/2020	5,808,653

Zipline International Inc Series F	4/11/2023	11,529,493

Zipline International Inc Series G	6/7/2024	7,983,975

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Circle Internet Group Inc	12/2/2025

Figma Inc	1/27/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	589,691,769	5,206,732,313	5,430,986,313	23,048,502	1,078	-	365,438,847	365,365,774	0.7%
Fidelity Securities Lending Cash Central Fund	151,600,063	1,114,966,319	1,178,083,760	431,920	-	-	88,482,622	88,473,774	0.3%
Total	741,291,832	6,321,698,632	6,609,070,073	23,480,422	1,078	-	453,921,469

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's consolidated schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.